07.31 Fidelity GNMA Fund PRO-02 | Fidelity® GNMA Fund
Fund Summary Fund: Fidelity® GNMA Fund
Investment Objective
The fund seeks a high level of current income consistent with prudent investment risk. In seeking current income, the fund may also consider the potential for capital gain.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® GNMA Fund}	07.31 Fidelity GNMA Fund PRO-02 Fidelity® GNMA Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® GNMA Fund}	07.31 Fidelity GNMA Fund PRO-02 Fidelity® GNMA Fund Fidelity GNMA Fund-Default
Management fee	0.31%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.45%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® GNMA Fund}	07.31 Fidelity GNMA Fund PRO-02 Fidelity® GNMA Fund Fidelity GNMA Fund-Default USD ($)
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 270% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in Ginnie Maes and repurchase agreements for Ginnie Maes.
  Investing in other U.S. Government securities and instruments related to U.S. Government securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Managing the fund to have similar overall interest rate risk to the Bloomberg Barclays GNMA Index.
  Allocating assets across different market sectors and maturities.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.73%	December 31, 2008
Lowest Quarter Return	-2.93%	June 30, 2013
Year-to-Date Return	0.97%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® GNMA Fund} - 07.31 Fidelity GNMA Fund PRO-02 - Fidelity® GNMA Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity GNMA Fund-Default | Return Before Taxes	1.63%	1.94%	4.51%
Fidelity GNMA Fund-Default | After Taxes on Distributions	0.60%	0.92%	3.10%
Fidelity GNMA Fund-Default | After Taxes on Distributions and Sales	0.95%	1.08%	2.99%
Bloomberg Barclays GNMA Index(reflects no deduction for fees, expenses, or taxes)	1.56%	1.81%	4.35%